Employee Benefit Plans - Amounts Recognized in Other Comprehensive Loss/(Income) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Retirement Plans [Member]
Adjustments arising during the period:
Net actuarial loss/(gain)	$ (178,648)	$ 100,349
Prior service cost/(credit)	1,902	649
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	(1,947)	0
Reversal of amortization:
Net actuarial loss	(43,776)	(37,904)
Prior service cost/(credit)	(569)	(409)
Net transition obligation	(438)	(483)
Total recognized in other comprehensive loss/(income)	(223,476)	62,202
Total recognized in net periodic benefit cost and other comprehensive loss/(income)	(170,858)	110,789
Retiree Health and Life Insurance Plans [Member]
Adjustments arising during the period:
Net actuarial loss/(gain)	(5,527)	(5,633)
Prior service cost/(credit)		0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	0	0
Reversal of amortization:
Net actuarial loss	0	2
Prior service cost/(credit)	2,969	6,491
Total recognized in other comprehensive loss/(income)	(2,558)	860
Total recognized in net periodic benefit cost and other comprehensive loss/(income)	$ (5,204)	$ (5,219)